Document and Entity Information	9 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	OCEANPAL INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001869467
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form F-1, as amended (Commission File No.333-262129) (the “Original Registration Statement”), of OceanPal Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the U.S. Securities and Exchange Commission on January 20, 2022.